Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Schedule of intangible assets

2021	£’000
Cost
At 1 July 2020	56,995
Acquired through business combinations	73,768
Effect of foreign exchange translations	(6,346)
At 30 June 2021	124,417

2020
Cost
At 1 July 2019	36,760
Acquired through business combinations	20,463
Acquired through business combinations, measurement period adjustment	110
Effect of foreign exchange translations	(338)
At 30 June 2020	56,995

Net book value
At 30 June 2021	124,417
At 30 June 2020	56,995

2021	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Other intangible assets in progress £’000	Total £’000
Cost
At 1 July 2020	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524
Additions	—	634	—	—	—	—	92	726
On acquisition of subsidiary / business	41,071	54	—	—	—	—	157	41,282
Reclassification	—	—	—	—	—	138	(138)	—
Disposals	—	(19)	—	—	—	—	—	(19)
Effect of foreign exchange translations	(4,425)	(48)	(16)	—	—	(68)	(4)	(4,561)
At 30 June 2021	£82,135	£7,909	£128	£272	£120	£1,159	£229	£91,952

Amortisation
At 1 July 2020	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Charge for the year	6,656	744	—	54	24	434	—	7,912
Disposals	—	(2)	—	—	—	—	—	(2)
Effect of foreign exchange translations	(1,205)	(35)	(16)	—	—	(25)	—	(1,281)
At 30 June 2021	£19,251	£2,263	£128	£90	£40	£630	£—	£22,402
Net book value
At 30 June 2021	£62,884	£5,646	£—	£182	£80	£529	£229	£69,550

2020	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software own work-concluded projects £’000	Software own work-projects in progress £’000	Total £’000
Cost
At 1 July 2019	£34,440	£4,885	£139	£—	£—	£—	£—	£39,464
Additions	—	2,427	—	—	—	—	88	2,515
On acquisition of subsidiary / business	9,502	9	—	272	120	818	212	10,933
Reclassification	—	—	—	—	—	187	(187)	—
Disposals	—	(37)	—	—	—	—	—	(37)
Effect of foreign exchange translations	1,547	4	5	—	—	84	9	1,649
At 30 June 2020	£45,489	£7,288	£144	£272	£120	£1,089	£122	£54,524

Amortisation
At 1 July 2019	£9,414	£1,001	£139	£—	£—	£—	£—	£10,554
Charge for the year	4,019	572	—	36	16	194	—	4,837
Disposals	—	(23)	—	—	—	—	—	(23)
Effect of foreign exchange translations	367	6	5	—	—	27	—	405
At 30 June 2020	£13,800	£1,556	£144	£36	£16	£221	£—	£15,773
Net book value
At 30 June 2020	£31,689	£5,732	£—	£236	£104	£868	£122	£38,751